Prepaid land use rights	12 Months Ended
Dec. 31, 2013
Prepaid land use rights
Prepaid land use rights

14.       Prepaid land use rights

The prepaid land use rights of the Group represented prepaid operating lease payments in obtaining land use rights in the PRC for a period of 40 or 50 years.

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Cost	266,228	491,638
Less: accumulated amortization	(20,339)	(32,956)
Net book value	245,889	458,682

Current portion of prepaid land use rights (recorded in other current assets)	5,555	10,063
Non-current portion of prepaid land use rights	240,334	448,619
Total	245,889	458,682